Restructuring - Net Restructuring by Type (Detail) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net Restructuring by Type
Restructuring, Staff related		€ 181	€ 64	€ 184	€ 55
thereof [Abstract]
Termination Payments		90	54	85	38
Retention Acceleration		86	10	94	16
Social Security		5	1	5	1
Restructuring, Non Staff related	[1]	1	0	(3)	(4)
Total Net Restructuring Charges		€ 182	€ 64	€ 181	€ 50

[1]	Contract costs, mainly related to real estate and technology.